NATURE OF OPERATIONS AND CORPORATE ORGANIZATION (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Segment Director	Dec. 31, 2012 Director	Dec. 31, 2011	Dec. 31, 2012 Southern Cross Latin America Private Equity Funds III and IV [Member]	Dec. 31, 2012 Sparrow Capital Investments, Ltd [Member] Director	Jun. 12, 2013 Los Avellanos and Hazels [Member] Director
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION [Abstract]
Number of segments of marine transportation	3
Subsidiary or Equity Method Investee [Line Items]
Common stock issued (in shares)				110,000,000	16,060,000
Purchase price (in dollars per share)					$ 2.00
Net proceeds from issuance of stock	$ 0	$ 219,122	$ 0		$ 219,122
Number of directors appointed for initial period of six months after December 12, 2012					2	4
Number of directors appointed subsequent to the termination of initial period					4	2
Number of directors required to approve certain actions of the entity		6
Number of years the drag along rights take effect after the closing date		4 years